Subsequent Events (Details) (Subsequent Event [Member], USD $)	12 Months Ended
Jul. 31, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Jaxon Investment Agreement, date	Sep. 15, 2014
Jaxon Investment Agreement, maximum amount Jaxon committed to purchase of common stock	$ 5,000,000
Jaxon Investment Agreement, term	36 months
Jaxon Investment Agreement, registration statement shares	10,000,000
Jaxon Investment Agreement, percent discount on purchase price per share	50.00%
Jaxon Investment Agreement, shares of common stock reserved for issuance	30,000,000